Pioneer Global Sustainable Value Fund
Schedule of Investments  |  December 31, 2021

A: PGSVX	C: GBVCX	Y: PSUYX

Schedule of Investments  |  12/31/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 0.8%
1,192	Hensoldt AG	$ 16,990
	Total Aerospace & Defense	$16,990
	Air Freight & Logistics — 1.9%
148	FedEx Corp.	$ 38,279
	Total Air Freight & Logistics	$38,279
	Automobiles — 1.9%
2,074	Stellantis NV	$ 38,942
	Total Automobiles	$38,942
	Banks — 21.3%
3,086	ABN AMRO Bank NV (144A)	$ 45,366
943	Bank of America Corp.	41,954
418	BNP Paribas S.A.	28,881
300	Citigroup, Inc.	18,117
5,100	Grupo Financiero Banorte S.A.B de CV, Class O	33,132
1,634	KB Financial Group, Inc. (A.D.R.)	75,426
7,000	Mitsubishi UFJ Financial Group, Inc.	38,031
7,292	NatWest Group Plc	22,219
1,100	Sumitomo Mitsui Financial Group, Inc.	37,600
1,363	UniCredit S.p.A.	20,982
1,479	Wells Fargo & Co.	70,962
	Total Banks	$432,670
	Beverages — 2.1%
1,100	Asahi Group Holdings, Ltd.	$ 42,690
	Total Beverages	$42,690
	Biotechnology — 4.4%
337	AbbVie, Inc.	$ 45,630
588	Gilead Sciences, Inc.	42,694
	Total Biotechnology	$88,324
	Capital Markets — 0.9%
425	Lazard, Ltd., Class A	$ 18,543
	Total Capital Markets	$18,543
	Chemicals — 1.2%
634	Mosaic Co.	$ 24,910
	Total Chemicals	$24,910
	Communications Equipment — 1.4%
446	Cisco Systems, Inc.	$ 28,263
	Total Communications Equipment	$28,263
1Pioneer Global Sustainable Value Fund |  | 12/31/21

Shares		Value
	Construction & Engineering — 1.0%
39,000	Sinopec Engineering Group Co., Ltd., Class H	$ 19,261
	Total Construction & Engineering	$19,261
	Construction Materials — 2.0%
777	CRH Plc	$ 41,127
	Total Construction Materials	$41,127
	Diversified Telecommunication Services — 1.0%
1,102	Deutsche Telekom AG	$ 20,481
	Total Diversified Telecommunication Services	$20,481
	Electric Utilities — 1.1%
515	FirstEnergy Corp.	$ 21,419
	Total Electric Utilities	$21,419
	Electrical Equipment — 0.9%
1,500	Mitsubishi Electric Corp.	$ 19,021
	Total Electrical Equipment	$19,021
	Electronic Equipment, Instruments & Components — 0.9%
159	TD SYNNEX Corp.	$ 18,183
	Total Electronic Equipment, Instruments & Components	$18,183
	Food & Staples Retailing — 2.1%
1,341	Magnit PJSC (G.D.R.)	$ 20,043
500	Seven & i Holdings Co., Ltd.	21,978
	Total Food & Staples Retailing	$42,021
	Food Products — 1.1%
801	Associated British Foods Plc	$ 21,727
	Total Food Products	$21,727
	Health Care Providers & Services — 5.0%
94	Anthem, Inc.	$ 43,573
321	Cardinal Health, Inc.	16,528
75	Cigna Corp.	17,222
235	CVS Health Corp.	24,243
	Total Health Care Providers & Services	$101,566
	Hotels, Restaurants & Leisure — 1.0%
116(a)	Expedia Group, Inc.	$ 20,964
	Total Hotels, Restaurants & Leisure	$20,964
	Household Products — 1.0%
237	Reckitt Benckiser Group Plc	$ 20,332
	Total Household Products	$20,332
Pioneer Global Sustainable Value Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Industrial Conglomerates — 1.0%
500	Toshiba Corp.	$ 20,562
	Total Industrial Conglomerates	$20,562
	Insurance — 9.5%
352	Aflac, Inc.	$ 20,553
227	Chubb, Ltd.	43,881
570	Hartford Financial Services Group, Inc.	39,353
4,000	Ping An Insurance Group Co. of China, Ltd., Class H	28,832
207	Progressive Corp.	21,249
166	Willis Towers Watson Plc	39,423
	Total Insurance	$193,291
	Internet & Direct Marketing Retail — 4.1%
3,100(a)	Alibaba Group Holding, Ltd.	$ 46,413
556	eBay, Inc.	36,974
	Total Internet & Direct Marketing Retail	$83,387
	IT Services — 2.3%
336	International Business Machines Corp.	$ 44,910
67(a)	Kyndryl Holdings, Inc.	1,212
	Total IT Services	$46,122
	Media — 2.9%
4,657	Atresmedia Corp. de Medios de Comunicacion S.A.	$ 17,678
806	Comcast Corp., Class A	40,566
	Total Media	$58,244
	Metals & Mining — 4.1%
985	Barrick Gold Corp.	$ 18,715
1,000	First Quantum Minerals, Ltd.	23,930
217	Rio Tinto Plc	14,307
919	Teck Resources, Ltd., Class B	26,485
	Total Metals & Mining	$83,437
	Multi-Utilities — 1.1%
804	CenterPoint Energy, Inc.	$ 22,440
	Total Multi-Utilities	$22,440
	Oil, Gas & Consumable Fuels — 7.3%
618	Marathon Petroleum Corp.	$ 39,546
4,480	Rosneft Oil Co. PJSC (G.D.R.)	36,034
1,690	Royal Dutch Shell Plc, Class B (A.D.R.)	73,261
	Total Oil, Gas & Consumable Fuels	$148,841
3Pioneer Global Sustainable Value Fund |  | 12/31/21

Shares		Value
	Pharmaceuticals — 5.0%
200	Eisai Co., Ltd.	$ 11,356
1,533	Pfizer, Inc.	90,524
	Total Pharmaceuticals	$101,880
	Semiconductors & Semiconductor Equipment — 2.1%
244	MKS Instruments, Inc.	$ 42,497
	Total Semiconductors & Semiconductor Equipment	$42,497
	Specialty Retail — 1.4%
13(a)	AutoZone, Inc.	$ 27,253
	Total Specialty Retail	$27,253
	Technology Hardware, Storage & Peripherals — 2.1%
2,723	Hewlett Packard Enterprise Co.	$ 42,942
	Total Technology Hardware, Storage & Peripherals	$42,942
	Trading Companies & Distributors — 3.2%
324(a)	AerCap Holdings NV	$ 21,196
700	Mitsubishi Corp.	22,226
900	Mitsui & Co., Ltd.	21,311
	Total Trading Companies & Distributors	$64,733
	Total Common Stocks (Cost $2,010,604)	$2,011,342

	Master Limited Partnerships — 0.9% of Net Assets
	Oil, Gas & Consumable Fuels — 0.9%
632	MPLX LP	$ 18,701
	Total Oil, Gas & Consumable Fuels	$18,701
	Total Master Limited Partnerships (Cost $20,035)	$18,701

	SHORT TERM INVESTMENTS — 0.0%† of Net Assets
	Open-End Mutual Funds — 0.0%†
692	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 692
		$692
	TOTAL SHORT TERM INVESTMENTS (Cost $692)	$692
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $2,031,331)	$2,030,735
	OTHER ASSETS AND LIABILITIES — (0.0)%	$(615)
	Net Assets — 100.0%	$2,030,120
Pioneer Global Sustainable Value Fund |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts
(G.D.R.)	Global Depositary Receipts
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $45,366, or 2.2% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2021.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$16,990	$—	$16,990
Automobiles	—	38,942	—	38,942
Banks	239,591	193,079	—	432,670
Beverages	—	42,690	—	42,690
Construction & Engineering	—	19,261	—	19,261
Construction Materials	—	41,127	—	41,127
Diversified Telecommunication Services	—	20,481	—	20,481
Electrical Equipment	—	19,021	—	19,021
Food & Staples Retailing	—	42,021	—	42,021
Food Products	—	21,727	—	21,727
Household Products	—	20,332	—	20,332
Industrial Conglomerates	—	20,562	—	20,562
Insurance	164,459	28,832	—	193,291
Internet & Direct Marketing Retail	36,974	46,413	—	83,387
Media	40,566	17,678	—	58,244
Metals & Mining	69,130	14,307	—	83,437
Oil, Gas & Consumable Fuels	112,807	36,034	—	148,841
Pharmaceuticals	90,524	11,356	—	101,880
Trading Companies & Distributors	21,196	43,537	—	64,733
5Pioneer Global Sustainable Value Fund |  | 12/31/21

	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$541,705	$—	$—	$541,705
Master Limited Partnerships	18,701	—	—	18,701
Open-End Mutual Funds	692	—	—	692
Total Investments in Securities	$1,336,345	$694,390	$—	$2,030,735
During the period ended December 31, 2021, there were no transfers in or out of  Level 3.
Pioneer Global Sustainable Value Fund |  | 12/31/216